SUBSEQUENT EVENTS- Exercise of Warrants (Details) - Series C Redeemable Convertible Preferred Shares - $ / shares	Mar. 22, 2021	Dec. 31, 2019	Sep. 23, 2016
Subsequent event
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants	664,611
Number of warrants exercised	26,042
Exercise price per share	$ 0.9404
Series C warrants
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants	638,569
China Equities HK Limited
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants		661,376	661,376
Exercise price per share			$ 0.945